UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13383
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina        8/16/10
       -------------------------    ---------------------------     ---------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        $110,846
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number        Name

     1                 028-13407               St. George Partners, LLC
     2                 028-13408               Ian Banwell






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                                       FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2       COLUMN3       COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS        CUSIP         (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
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ALLEGHENY ENERGY INC         COM              017361106       1,034    50,000   SH            SOLE              50,000
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ANNALY CAP MGMT INC          COM              035710409       3,430   200,000   SH            SOLE             200,000
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                             DJUBS CMDT
BARCLAYS BK PLC              ETN36            06738C778         477     12,680  SH            SOLE              12,680
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CITIGROUP INC                COM              172967101       1,880    500,000  SH            SOLE             500,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                COM              172967101         940    250,000  SH   CALL     SOLE             250,000
-----------------------------------------------------------------------------------------------------------------------------------
HUGHES COMMUNICATIONS INC    COM              444398101         387     15,894  SH            SOLE              15,894
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ISHARES TR INDEX             FTSE XNHUA IDX   464287184      10,330    264,000  SH            SOLE             264,000
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MICROSOFT CORP               COM              594918104       1,905     82,800  SH            SOLE              82,800
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OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106         426      4,500  SH            SOLE               4,500
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SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605      20,715  1,500,000  SH   CALL     SOLE           1,500,000
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SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704       1,187     43,268  SH            SOLE              43,268
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SOUTHERN COPPER CORP         COM              84265V105       1,141     43,000  SH            SOLE              43,000
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SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103       6,709     65,000  SH            SOLE              65,000
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SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103      55,223    535,000  SH   PUT      SOLE             535,000
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SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797       4,578    200,000  SH            SOLE             200,000
----------------------------------- -----------------------------------------------------------------------------------------------
STAR BULK CARRIERS CORP      COM              Y8162K105         484    199,976  SH            SOLE             199,976
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